Shareholder Report, Average Annual Return (Details) 1014044_Franklin FTSE Latin America ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	90 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Latin America ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Latin America ETF (NAV)
Average Annual Return, Percent	53.19%	12.04%	6.55%
FTSE Latin America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Latin America Index
Average Annual Return, Percent	54.50%	12.90%	7.26%
FTSE Latin America Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Latin America Capped Index-NR
Average Annual Return, Percent	53.49%	12.26%	6.73%